Consolidated Statement of Cash Flow (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
Schedule of Non-cash Transactions Related to the Consolidated Statement of Cash Flow

The following chart describes non-cash transactions related to the Consolidated Statement of Cash Flow:

Amounts in US$‘000	2021	2020	2019
(Decrease) Increase in asset retirement obligation	(651)	(1,812)	13,299
(Decrease) Increase in provisions for other long-term liabilities	(443)	(1,051)	1,867
Purchase of property, plant and equipment	—	—	(733)

Schedule of Changes in Working Capital Shown in the Consolidated Statement of Cash Flow

Changes in working capital shown in the Consolidated Statement of Cash Flow are disclosed as follows:

Amounts in US$‘000	2021	2020	2019
Decrease (Increase) in Inventories	1,241	1,220	(1,675)
(Increase) Decrease in Trade receivables	(23,290)	3,190	(27,839)
(Increase) Decrease in Prepayments and other receivables and Other assets	(13,817)	38,742	(27,547)
Increase (Decrease) in Trade and other payables	26,515	(48,392)	11,964
	(9,351)	(5,240)	(45,097)

Schedule of reconciliation of liabilities arising from cash flow activities

The following chart shows the movements in the borrowings and lease liabilities for each of the periods presented:

		Lease
Amounts in US$‘000	Borrowings	Liabilities	Total
As of January 1, 2019	447,002	—	447,002
Initial recognition of lease liabilities	—	14,610	14,610
Addition to lease liabilities	—	2,496	2,496
Accrual of borrowing's interests	29,940	—	29,940
Exchange difference	5	566	571
Foreign currency translation	(639)	7	(632)
Unwinding of discount	—	419	419
Principal paid	(9,790)	—	(9,790)
Interest paid	(29,099)	—	(29,099)
Lease payments	—	(4,855)	(4,855)
As of December 31, 2019	437,419	13,243	450,662
Proceeds from borrowings	350,000	—	350,000
Debt issuance costs paid	(7,507)	—	(7,507)
Acquisitions (Note 36.1)	—	17,851	17,851
Addition to lease liabilities	—	561	561
Accrual of borrowing's interests	48,232	—	48,232
Exchange difference	—	466	466
Foreign currency translation	(2,389)	(1,641)	(4,030)
Unwinding of discount	—	1,247	1,247
Principal paid	(3,575)	—	(3,575)
Interest paid	(37,594)	—	(37,594)
Lease payments	—	(9,380)	(9,380)
As of December 31, 2020	784,586	22,347	806,933
Proceeds from borrowings	172,174	—	172,174
Debt issuance costs paid	(2,019)	—	(2,019)
Addition to lease liabilities	—	5,288	5,288
Accrual of borrowing's interests	44,323	—	44,323
Exchange difference	(581)	(365)	(946)
Foreign currency translation	(265)	(461)	(726)
Unwinding of discount	—	1,453	1,453
Principal paid	(274,934)	—	(274,934)
Interest paid	(42,592)	—	(42,592)
Borrowings cancellation costs	6,308	—	6,308
Borrowings cancellation costs paid	(12,908)	—	(12,908)
Lease payments	—	(7,518)	(7,518)
As of December 31, 2021	674,092	20,744	694,836